Supplemental Information - Supplemental Information of Cash Flow (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income	$ 1,454	$ 1,099	$ 290
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	660	703	725
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	555	634	625
(Gain) loss from disposal of assets	(20)	2	0
Loss on repurchase of Notes	27	22	64
Undistributed income (loss) of unconsolidated subsidiaries	2	(3)	(39)
Other non-cash items	209	158	275
Changes in operating assets and liabilities:
Provisions	(93)	(48)	218
Deferred income taxes	(472)	48	124
Trade and financing receivables related to sales, net	(460)	(180)	(659)
Inventories, net	440	112	682
Trade payables	(179)	280	344
Other assets and liabilities	(297)	(273)	216
Net cash provided by operating activities	1,826	2,554	2,865
Investing activities:
Additions to retail receivables	(4,145)	(4,269)	(4,078)
Collections of retail receivables	4,219	4,016	4,384
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	61	7	17
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(637)	(558)	(492)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(1,325)	(1,344)	(1,743)
Other	(160)	228	43
Net cash used in investing activities	(1,987)	(1,920)	(1,869)
Financing activities:
Proceeds from long-term debt	13,197	16,211	15,896
Payments of long-term debt	(12,925)	(16,921)	(16,802)
Net increase (decrease) in other financial liabilities	274	386	54
Dividends paid	(283)	(243)	(168)
Other	(57)	(156)	(25)
Net cash provided by (used in) financing activities	206	(723)	(1,045)
Effect of foreign exchange rate changes on cash and cash equivalents	(75)	(308)	395
Increase (decrease) in cash and cash equivalents	(30)	(397)	346
Cash and cash equivalents, beginning of year	5,803	6,200	5,854
Cash and cash equivalents, end of year	5,773	5,803	6,200
Industrial Activities
Operating activities:
Net income	1,454	1,099	290
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	657	699	720
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	310	387	328
(Gain) loss from disposal of assets	(20)	2	0
Loss on repurchase of Notes	27	22	56
Undistributed income (loss) of unconsolidated subsidiaries	51	(93)	(107)
Other non-cash items	151	111	188
Changes in operating assets and liabilities:
Provisions	(85)	(54)	224
Deferred income taxes	(507)	10	219
Trade and financing receivables related to sales, net	(41)	35	147
Inventories, net	(65)	(396)	207
Trade payables	(200)	280	359
Other assets and liabilities	(391)	(319)	160
Net cash provided by operating activities	1,341	1,783	2,791
Investing activities:
Additions to retail receivables	0	0	0
Collections of retail receivables	0	0	0
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	61	7	17
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(633)	(550)	(488)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(568)	(625)	(1,079)
Other	123	720	(275)
Net cash used in investing activities	(1,017)	(448)	(1,825)
Financing activities:
Proceeds from long-term debt	1,315	629	2,006
Payments of long-term debt	(1,204)	(1,684)	(2,580)
Net increase (decrease) in other financial liabilities	(44)	27	(308)
Dividends paid	(283)	(243)	(168)
Other	(57)	(156)	(25)
Net cash provided by (used in) financing activities	(273)	(1,427)	(1,075)
Effect of foreign exchange rate changes on cash and cash equivalents	(77)	(256)	361
Increase (decrease) in cash and cash equivalents	(26)	(348)	252
Cash and cash equivalents, beginning of year	4,553	4,901	4,649
Cash and cash equivalents, end of year	4,527	4,553	4,901
Financial services
Operating activities:
Net income	361	385	452
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	3	4	5
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	245	247	297
(Gain) loss from disposal of assets	0	0	0
Loss on repurchase of Notes	0	0	8
Undistributed income (loss) of unconsolidated subsidiaries	(26)	(31)	(27)
Other non-cash items	58	47	87
Changes in operating assets and liabilities:
Provisions	(8)	6	(6)
Deferred income taxes	35	38	(95)
Trade and financing receivables related to sales, net	(414)	(207)	(823)
Inventories, net	505	508	475
Trade payables	18	(8)	8
Other assets and liabilities	92	46	50
Net cash provided by operating activities	869	1,035	431
Investing activities:
Additions to retail receivables	(4,145)	(4,269)	(4,078)
Collections of retail receivables	4,219	4,016	4,384
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	0	0	0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(4)	(8)	(4)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(757)	(719)	(664)
Other	(303)	(532)	272
Net cash used in investing activities	(990)	(1,512)	(90)
Financing activities:
Proceeds from long-term debt	11,882	15,582	13,890
Payments of long-term debt	(11,721)	(15,237)	(14,222)
Net increase (decrease) in other financial liabilities	318	359	362
Dividends paid	(384)	(264)	(357)
Other	20	40	46
Net cash provided by (used in) financing activities	115	480	(281)
Effect of foreign exchange rate changes on cash and cash equivalents	2	(52)	34
Increase (decrease) in cash and cash equivalents	(4)	(49)	94
Cash and cash equivalents, beginning of year	1,250	1,299	1,205
Cash and cash equivalents, end of year	$ 1,246	$ 1,250	$ 1,299